PROPERTY AND EQUIPMENT (Details) (USD $)							6 Months Ended					6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Jun. 30, 2013 Furniture and Fixtures [Member] Maximum [Member]	Jun. 30, 2013 Furniture and Fixtures [Member] Minimum [Member]	Jun. 30, 2013 Hardware [Member]	Dec. 31, 2012 Hardware [Member]	Dec. 31, 2011 Hardware [Member]	Jun. 30, 2013 Hardware [Member] Maximum [Member]	Jun. 30, 2013 Hardware [Member] Minimum [Member]
Cost:
Property and equipment, cost	$ 4,468,000	$ 4,456,000	$ 4,456,000	$ 1,982,000	$ 1,970,000	$ 1,970,000			$ 2,486,000	$ 2,486,000	$ 2,486,000
Accumulated depreciation:	(2,908,000)	(2,731,000)	(2,731,000)
Property and equipment, net	$ 1,560,000	$ 1,725,000	$ 2,140,000
Useful Life							7 years	3 years				5 years	4 years